Virtus Duff & Phelps Global Infrastructure Fund

and Virtus Duff & Phelps Global Real Estate Securities Fund,

each a series of Virtus Opportunities Trust

Supplement dated July 10, 2019 to the Summary Prospectuses

and the Virtus Opportunities Trust Statutory Prospectus,

each dated January 28, 2019, as supplemented

THIS SUPPLEMENT SUPERSEDES THE SUPPLEMENT DATED JULY 1, 2019 TO THE

ABOVE-REFERENCED PROSPECTUSES. THIS SUPPLEMENT CORRECTS CERTAIN INFORMATION

IN THE FIRST TABLE RELATING TO VIRTUS DUFF & PHELPS GLOBAL

INFRASTRUCTURE FUND IN THE EARLIER SUPPLEMENT.

Important Notice to Investors

Effective July 1, 2019, the funds’ investment adviser, Virtus Investment Advisers, Inc., has implemented new or more favorable expense limitation arrangements with respect to each fund’s Class R6 Shares. These arrangements are described in more detail below.

Virtus Duff & Phelps Global Infrastructure Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table is hereby replaced with the following and the associated footnote is added:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.35%	0.35%	0.36%	0.28%
Total Annual Fund Operating Expenses	1.25%	2.00%	1.01%	0.93%
Less: Fee Waiver and/or Expense Reimbursement(b)	N/A	N/A	N/A	(0.08)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.25%	2.00%	1.01%	0.85%

(b)	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.85% for Class R6 Shares through January 31, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$87	$288	$507	$1,136

In the first table in the section “More Information About Fund Expenses” on page 113 of the statutory prospectus, the following row is hereby added:

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Through Date
Virtus Duff & Phelps Global Infrastructure Fund	N/A	N/A	N/A	N/A	0.85%	January 31, 2020

Virtus Duff & Phelps Global Real Estate Securities Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.09%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.20%)
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	0.89%
(b)	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.40% for Class A Shares, 2.15% for Class C Shares, 1.15% for Class I Shares and 0.89% for Class R6 Shares through January 31, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$91	$327	$581	$1,311

In the first table in the section “More Information About Fund Expenses” on page 113 of the statutory prospectus, the information in the row relating to the fund is hereby replaced with the following:

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Through Date
Virtus Duff & Phelps Global Real Estate Securities Fund	1.40%	2.15%	N/A	1.15%	0.89%	January 31, 2020

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/D&PGIF-D&PGRESF NewR6ExpCap2 (7/2019)

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